Remuneration of auditors - Summary of remuneration of auditors (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditor's remuneration [abstract]
Audit or review of the financial statements	$ 120	$ 131	$ 132
F3 consent		11
Tax compliance services	0	0	0
Auditors remuneration	$ 120	$ 142	$ 132